CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 162,159,098	$ 112,228,579
Time deposits with maturities over three months	28,334,126	20,858,840
Restricted cash	8,359,000	3,390,144
Accounts receivable, net of allowance for doubtful accounts of $20,102,808 and $25,690,771 as of June 30, 2013 and 2014, respectively	258,885,135	176,598,496
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $2,361,880 and $5,839,403 as of June 30, 2013 and 2014, respectively	179,688,181	143,752,978
Other receivables, net of allowance for doubtful accounts of $322,218 and $333,562 as of June 30, 2013 and 2014, respectively	11,039,350	11,722,535
Advances to suppliers	11,588,354	8,593,175
Amounts due from related parties	23,719,670	26,511,454
Inventories	35,053,243	34,104,057
Prepaid expenses	866,429	1,073,655
Income tax recoverable	666,377	1,704,290
Deferred tax assets	6,686,685	3,033,931
Assets held for sale	2,847,008	2,876,054
Total current assets	729,892,656	546,448,188
Non-current assets:
Restricted cash	7,498,485	6,754,117
Prepaid expenses	108,082	425,936
Property, plant and equipment, net	82,344,825	79,496,315
Prepaid land leases, net	12,396,624	12,629,664
Acquired intangible assets, net	6,509,571	11,817,596
Investments in equity investees	15,062,054	16,063,731
Investments in cost investees	4,435,858	3,715,808
Goodwill	66,640,303	65,787,020
Deferred tax assets	1,806,047	1,494,551
Total non-current assets	196,801,849	198,184,738
Total assets	926,694,505	744,632,926
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term bank loans	4,493,846	8,329,263
Current portion of long-term bank loans	8,517,268	8,671,080
Accounts payable	135,669,331	111,052,268
Construction costs payable	4,902,651	5,872,553
Deferred revenue	130,696,303	67,066,822
Accrued payroll and related expenses	10,601,265	8,966,026
Income tax payable	12,040,206	6,296,759
Warranty liabilities	4,013,521	1,865,784
Other tax payables	27,631,113	22,048,392
Accrued liabilities	24,424,491	18,580,398
Amounts due to related parties	3,988,408	2,080,869
Deferred tax liabilities	1,627,149	2,186,518
Current portion of acquisition-related consideration	30,285,478	5,435,451
Total current liabilities	398,891,030	268,452,183
Long-term bank loans	14,978,257	19,104,733
Deferred tax liabilities	2,371,468	3,272,698
Warranty liabilities	3,602,810	2,094,857
Non-current portion of acquisition-related consideration	14,793,062	36,233,460
Total non-current liabilities	35,745,597	60,705,748
Total liabilities	434,636,627	329,157,931
Commitments and contingencies	0	0
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized and 57,554,824 shares issued and outstanding	57,555	57,555
Additional paid-in capital	173,765,442	170,779,250
Statutory reserves	23,288,778	23,146,671
Retained earnings	252,350,621	182,873,145
Accumulated other comprehensive income	39,012,151	36,871,667
Total Hollysys Automation Technologies Ltd. stockholder's equity	488,474,547	413,728,288
Noncontrolling interest	3,583,331	1,746,707
Total equity	492,057,878	415,474,995
Total liabilities and equity	$ 926,694,505	$ 744,632,926